Other assets (Tables)	9 Months Ended
Sep. 30, 2018
Other assets
Schedule of Other assets

	At September 30,	At December 31,
	2018	2017
Oil & gas well equipment, net	$10.9	$12.7
Furniture and fixtures, net	0.5	0.6
Debt issue costs	2.0	1.9
	$13.4	$15.2